Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Measurement [Abstract]
Fair Value Measurement
5.	Fair Value Measurement

The following tables present major categories of the Company’s assets measured at fair value on a recurring basis as of September 30, 2011 and December 31, 2010 (in thousands):

		Fair Value Measurements Using
Description	September 30, 2011	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mortgage-backed securities	$12,384	—	12,384	—
REMICs (1)	38,833	—	38,833	—
Municipal bonds	31,303	—	31,303	—
Taxable securities	640	—	640	—
Benihana Convertible Preferred Stock	8,475	—	8,475	—
Benihana Common Stock	5,111	5,111	—	—
Other equity securities	1,491	1,491	—	—

Total	$98,237	6,602	91,635	—

		Fair Value Measurements Using
Description	December 31, 2010	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mortgage-backed securities	$112,042	—	112,042	—
REMICs(1)	68,841	—	68,841	—
Agency bonds	60,143	—	60,143	—
Municipal bonds	162,123	—	162,123	—
Taxable securities	19,922	—	19,922	—
Foreign currency put options	24	24	—	—
Benihana Convertible Preferred Stock	21,106	—	—	21,106
Other equity securities	20,819	20,819	—	—

Total	$465,020	20,843	423,071	21,106

(1)	Real estate mortgage investment conduits (“REMICs”) are pass-through entities that hold residential loans. Investors in these entities are issued ownership interests in the entities in the form of a bond. The securities were issued by government agencies.

There were no liabilities measured at fair value on a recurring basis in the Company’s financial statements at September 30, 2011 or December 31, 2010.

During the three months ended September 30, 2011, the Company had no major categories of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3). For the three months ended September 30, 2010, the following table presents the major categories of assets measured at fair value using Level 3 inputs (in thousands):

	For the Three Months Ended September 30, 2010
	Other Bonds	Benihana Convertible Preferred Stock	Total
Beginning Balance	$250	20,159	20,409
Total gains and losses (realized/unrealized)
Included in earnings	—	—	—
Included in other comprehensive income	—	1,234	1,234
Purchases, issuances, and settlements	(250)	—	(250)
Transfers in and/or out of Level 3	—	—	—

Balance at September 30, 2010	$—	21,393	21,393

The following tables present major categories of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended September 30, 2011 and 2010 (in thousands):

Nine Months Ended September 30, 2011
Benihana Convertible Preferred Stock
Beginning Balance	$21,106
Total gains and losses (realized/unrealized)
Included in earnings (or changes in net assets)	—
Included in other comprehensive loss	(155)
Purchases, issuances, and settlements (1)	(5,238)
Transfers in and/or out of Level 3 (1)	(15,713)

Balance at September 30, 2011	$—

(1)	During May and July 2011, BFC exercised its right to convert 200,000 shares and 100,000 shares, respectively, of Convertible Preferred Stock of Benihana into shares of Benihana’s Common Stock. In connection with the May 2011 conversion, effective for the quarter ended June 30, 2011, we began to assess the value of our investment in Benihana’s Convertible Preferred Stock, as if converted, by using the market approach with Level 2 measurements instead of the income approach with Level 3 measurements which we historically used. During October 2011, BFC converted its remaining 500,000 shares of Convertible Preferred Stock of Benihana in to shares of Benihana’s Common Stock. See below for further information about our investment in Benihana.

	For the Nine Months Ended September 30, 2010
	Retained Interests in Notes Receivable Sold	Other Bonds	Benihana Convertible Preferred Stock	Total
Beginning Balance	$26,340	250	17,766	44,356
Total gains and losses (realized/unrealized)
Included in earnings	—	—	—	—
Cumulative effect of change in accounting principle (1)	(26,340)	—	—	(26,340)
Included in other comprehensive income	—	—	3,627	3,627
Purchases, issuances, and settlements	—	(250)	—	(250)
Transfers in and/or out of Level 3	—	—	—	—

Balance at September 30, 2010	$—	—	21,393	21,393

(1)	Retained interests in notes receivable sold were eliminated upon a change in accounting principle.

The valuation techniques and the inputs used in our financial statements to measure the fair value of our recurring financial instruments are described below.

The fair values of agency bonds, municipal bonds, taxable bonds, mortgage-backed securities and REMICs are estimated using independent pricing sources and matrix pricing. Matrix pricing uses a market approach valuation technique and Level 2 valuation inputs as quoted market prices are not available for the specific securities that BankAtlantic Bancorp owns. The independent pricing sources value these securities using observable market inputs including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads and other reference data in the secondary institutional market which is the principal market for these types of assets. To validate fair values obtained from the pricing sources, BankAtlantic Bancorp reviews fair value estimates obtained from brokers, investment advisors and others to determine the reasonableness of the fair values obtained from independent pricing sources. BankAtlantic Bancorp reviews any price that it determines may not be reasonable and requires the pricing sources to explain the differences in fair value or reevaluate its fair value.

During 2004, BFC purchased 800,000 shares of Benihana Convertible Preferred Stock for $25.00 per share. The Convertible Preferred Stock was convertible into Benihana’s Common Stock at a conversion price of $12.67 per share of Convertible Preferred Stock. BFC received quarterly dividends on its Convertible Preferred Stock at an annual rate equal to $1.25 per share, payable on the last day of each calendar quarter. During May 2011 and July 2011, we converted a total of 300,000 shares of Convertible Preferred Stock of Benihana into 595,049 shares of Benihana’s Common Stock. On October 7, 2011, we converted the remaining 500,000 shares of Benihana’s Convertible Preferred Stock we held into 987,528 shares of Benihana’s Common Stock. In connection with the May 2011 conversion, effective for the quarter ended June 30, 2011, we began to assess the value of our investment in Benihana’s Convertible Preferred Stock by using the market approach with Level 2 inputs, as if converted to Common Stock, instead of the income approach with Level 3 inputs. At September 30, 2011, the market value of the 500,000 shares of Benihana’s Convertible Preferred Stock then owned by BFC, if converted to shares of Common Stock, was approximately $8.5 million, and the market value of the 595,049 shares of Benihana’s Common Stock owned by BFC at that date was approximately $5.1 million. The estimated fair value of our investment in Benihana’s Convertible Preferred Stock and Common Stock was based on the $8.59 per share closing price of Benihana’s Common Stock on the NASDAQ on September 30, 2011. As previously disclosed, these conversions were effected for the purpose of facilitating shareholder approval of Benihana’s currently outstanding proposal to reclassify each share of its Class A Common Stock into one share of its Common Stock. We strongly support Benihana’s reclassification proposal and we intend to vote all shares of Benihana’s Common Stock owned by us in favor of the reclassification as of the date of this filing. We currently own an aggregate of 1,582,577 shares of Benihana’s Common Stock, representing an approximately 20% voting interest and an approximately 9% economic interest in Benihana.

Other equity securities are generally fair valued using the market approach and quoted market prices (Level 1) or matrix pricing (Level 2) with inputs obtained from independent pricing sources, if available. Also non-binding broker quotes are obtained to validate fair values obtained from matrix pricing.

The fair value of foreign currency put options was obtained using the market approach and quoted market prices using Level 1 inputs as of December 31, 2010.

The following tables present major categories of assets measured at fair value on a non-recurring basis as of September 30, 2011 and 2010 (in thousands):

		Fair Value Measurements Using
Description	September 30, 2011	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Impairments For the Nine Months Ended September 30, 2011 (1)
Loans measured for impairment using the fair value of the underlying collateral	$244,765	—	—	244,765	33,641
Impaired real estate owned	72,601	—	—	72,601	12,294
Impaired real estate held for sale	4,145	—	—	4,145	353
Impaired loans held for sale	39,110	—	—	39,110	6,190

Total	$360,621	—	—	360,621	52,478

		Fair Value Measurements Using
Description	September 30, 2010	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Impairments For the Nine Months Ended September 30, 2010 (1)
Loans measured for impairment using the fair value of the underlying collateral	$304,275	—	—	304,275	$93,649
Impaired real estate assets held for sale	13,964	—	—	13,964	4,469
Impaired real estate owned	10,437	—	—	10,437	1,864
Impaired real estate held for development and sale	3,490	—	—	3,490	1,532

Total	$332,166	—	—	332,166	$101,514

(1)	Total impairments represent the amount recognized during the nine months ended September 30, 2011 on assets that were held and measured at fair value as of September 30, 2011 and September 30, 2010.

There were no liabilities measured at fair value on a non-recurring basis in the Company’s financial statements.

Loans Receivable Measured For Impairment

Impaired loans are generally valued based on the fair value of the underlying collateral. BankAtlantic Bancorp primarily uses third party appraisals to assist in measuring non-homogenous impaired loans. These appraisals generally use the market or income approach valuation technique and use market observable data to formulate an opinion of the fair value of the loan’s collateral. However, the appraiser uses professional judgment in determining the fair value of the collateral or properties, and we may also adjust these values for changes in market conditions subsequent to the appraisal date. When current appraisals are not available for certain loans, BankAtlantic Bancorp uses its judgment on market conditions to adjust the most current appraisal. The sales prices may reflect prices of sales contracts not closed, and the amount of time required to sell out the real estate project may be derived from current appraisals of similar projects. Consequently, the calculation of the fair value of the collateral uses Level 3 inputs. BankAtlantic Bancorp generally uses third party broker price opinions or an automated valuation service to measure the fair value of the collateral for impaired homogenous loans in the establishment of specific reserves or charge-offs when these loans become 120 days delinquent. These third party valuations from real estate professionals also use Level 3 inputs in the determination of the fair values.

Impaired Real Estate Owned and Impairment of Real Estate Held for Sale

Real estate is generally valued using third party appraisals or broker price opinions. These appraisals generally use the market approach valuation technique and use market observable data to formulate an opinion of the fair value of the properties. However, the appraisers or brokers use professional judgments in determining the fair value of the properties and BankAtlantic Bancorp may also adjust these values for changes in market conditions subsequent to the valuation date. Consequently, the fair values of the properties are considered Level 3 measurements.

Loans Held for Sale

Loans held for sale are valued using an income approach with Level 3 inputs as market quotes or sale transactions of similar loans are generally not available. The fair value is estimated by discounting forecasted cash flows using a discount rate that reflects the risks inherent in the loans held for sale portfolio. For non-performing loans held for sale the forecasted cash flows are based on the estimated fair value of the collateral less cost to sell adjusted for foreclosure expenses and other operating expenses of the underlying collateral until foreclosure or sale.

Financial Disclosures about Fair Value of Financial Instruments

The following table presents information for financial instruments at September 30, 2011 and December 31, 2010 (in thousands):

	September 30, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets:
Cash and due from other banks	$173,694	173,694	178,868	178,868
Interest bearing deposits in other banks	574,398	574,398	455,538	455,538
Restricted cash	64,896	64,896	62,249	62,249
Securities available for sale	98,237	98,237	465,020	465,020
Investment securities	181	181	2,033	2,033
Tax certificates	56,268	62,805	89,789	90,738
Federal Home Loan Bank stock	25,223	25,223	43,557	43,557
Loans receivable including loans held for sale, net	2,585,518	2,298,160	3,039,486	2,689,890
Notes receivable	534,400	590,000	574,969	619,000
Financial liabilities:
Deposits	$3,321,779	3,320,917	3,891,190	3,893,807
Advances from FHLB	—	—	170,000	170,038
Securities sold under agreements to repurchase and other short term borrowings	960	960	22,764	22,764
Receivable-backed notes payable	495,518	491,880	569,214	560,728
Notes and mortgage notes payable and other borrowings	164,141	162,679	239,571	224,866
Junior subordinated debentures	473,396	264,981	461,568	220,080

Management has made estimates of fair value that it believes to be reasonable. However, because there is no active market for many of these financial instruments and management has derived the fair value of the majority of these financial instruments using the income approach technique with Level 3 unobservable inputs, the Company or its subsidiaries may not receive the estimated value upon sale or disposition of the asset or pay the estimated value upon disposition of the liability in advance of its scheduled maturity. Management’s estimates used in its net present value financial models rely on assumptions and judgments regarding issues where the outcome is unknown and actual results or values may differ significantly from these estimates. These fair value estimates do not consider the tax effect that would be associated with the disposition of the assets or liabilities at their fair value estimates.

Interest bearing deposits in other banks other than BankAtlantic at September 30, 2011 include $11.6 million of certificates of deposit guaranteed by the FDIC with maturities of less than one year. Due to the FDIC guarantee and the short-term maturity of these certificates of deposit, the fair value of these deposits approximates the carrying value.

The fair value of tax certificates was calculated using the income approach with Level 3 inputs. The fair value is based on discounted expected cash flows using discount rates that take into account the risk of the cash flows of tax certificates relative to alternative investments.

The fair value of FHLB stock is its carrying amount.

Fair values are estimated for BankAtlantic Bancorp loan portfolios with similar financial characteristics. Loans are segregated by category, and each loan category is further segmented into fixed and adjustable rate interest terms and by performing and non-performing categories.

The fair value of BankAtlantic Bancorp’s performing loans is calculated by using an income approach with Level 3 inputs. These fair values are estimated by discounting forecasted cash flows through the estimated maturity using estimated market discount rates that reflect the interest rate risk inherent in the loan portfolio. The estimate of average maturity is based on BankAtlantic’s historical experience with prepayments for each loan classification, modified as required by an estimate of the effect of current economic and lending conditions. Management of BankAtlantic Bancorp assigns a credit risk premium and an illiquidity adjustment to these loans based on risk grades and delinquency status.

The estimated fair value of notes receivable is based on estimated future cash flows considering contractual payments and estimates of prepayments and defaults, discounted at a market rate.

As permitted by applicable accounting guidance, the fair value of deposits with no stated maturity, such as non-interest bearing demand deposits, savings and NOW accounts, and money market and checking accounts, is shown in the above table at book value. The fair value of certificates of deposit is based on an income approach with Level 3 inputs. The fair value is calculated by the discounted value of contractual cash flows with the discount rate estimated using current rates offered by BankAtlantic for similar remaining maturities.

The fair value of short-term borrowings is calculated using the income approach with Level 2 inputs. Contractual cash flows are discounted based on current interest rates. The carrying value of these borrowings approximates fair value as maturities are generally less than thirty days.

The fair value of FHLB advances was calculated using the income approach with Level 2 inputs. The fair value was based on discounted cash flows using rates offered for debt with comparable terms to maturity and issuer credit standing.

The estimated fair values of notes and mortgage notes payable and other borrowings, including receivable-backed notes payable, were determined by discounting the net cash flows to be used to repay the debt.

In determining the fair value of BankAtlantic Bancorp’s junior subordinated debentures, BankAtlantic Bancorp used NASDAQ price quotes available with respect to its $71.9 million of publicly traded trust preferred securities related to its junior subordinated debentures (“public debentures”). However, $261.4 million of the outstanding trust preferred securities related to its junior subordinated debentures are not traded, but are privately held in pools (“private debentures”) and with no trading markets, sales history, liquidity or readily determinable source for valuation. BankAtlantic Bancorp has deferred the payment of interest with respect to all of its junior subordinated debentures as permitted by the terms of these securities. Based on the deferral status and the lack of liquidity and ability of a holder to actively sell such private debentures, the fair value of these private debentures may be subject to a greater discount to par and have a lower fair value than indicated by the public debenture price quotes. However, due to their private nature and the lack of a trading market, fair value of the private debentures was not readily determinable at September 30, 2011 and December 31, 2010, and as a practical alternative, BankAtlantic Bancorp used the NASDAQ price quotes of the public debentures to value its remaining outstanding junior subordinated debentures whether privately held or publicly traded.

The estimated fair value of Woodbridge’s and Bluegreen’s junior subordinated debentures in the aggregate amount of $122.0 million and $115.7 million as of September 30, 2011 and December 31, 2010, respectively, were based on the discounted value of contractual cash flows at a market discount rate or market price quotes from the over-the-counter bond market.

33.	Fair Value Measurement

Fair value is defined as the price that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three main valuation techniques to measuring fair value of assets and liabilities: the market approach, the income approach and the cost approach. The accounting literature defines an input fair value hierarchy that has three broad levels and gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The valuation techniques are summarized below:

The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The income approach uses financial models to convert future amounts to a single present amount. These valuation techniques include present value and option-pricing models.

The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. This technique is often referred to as current replacement costs.

The input fair value hierarchy is summarized below:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at each reporting date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value and is used to measure fair value whenever available.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers (for example, some brokered markets), or in which little information is released publicly (for example, a principal-to-principal market); and inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

Level 3 inputs are unobservable inputs for the asset or liability. Unobservable inputs are only used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table presents major categories of the Company’s assets measured at fair value on a recurring basis as of December 31, 2010 (in thousands):

		Fair Value Measurements Using
Description	December 31, 2010	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mortgage-backed securities	$112,042	—	112,042	—
REMICS	68,841	—	68,841	—
Agency bonds	60,143	—	60,143	—
Municipal bonds	162,123	—	162,123	—
Taxable securities	19,922	—	19,922	—
Foreign currency put options	24	24	—	—
Benihana Convertible Preferred Stock	21,106	—	—	21,106
Other equity securities	20,819	20,819	—	—

Total	$465,020	20,843	423,071	21,106

The following table presents major categories of the Company’s assets measured at fair value on a recurring basis as of December 31, 2009 (in thousands):

Description	December 31, 2009	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Securities Available for Sale:
Mortgage-backed securities	$211,945	—	211,945	—
REMICS	107,347	—	107,347	—
Bonds	250	—	—	250
Benihana Convertible Preferred Stock	17,766	—	—	17,766
Other equity securities	9,067	9,067	—	—

Total securities available for sale at fair value	$346,375	9,067	319,292	18,016
Retained interest in notes receivable sold	26,340	—	—	26,340

Total assets measured at fair value on a recurring basis	$372,715	9,067	319,292	44,356

There were no recurring liabilities measured at fair value in the Company’s financial statements.

The following table presents major categories of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2009 and 2010 (in thousands):

	Retained Interests in Notes Receivable Sold	Other Bonds	Benihana Convertible Preferred Stock	Equity Securities	Total
Balance at December 31, 2008	$—	250	16,426	1,588	18,264
Total gains and losses (realized/unrealized)	(2,910)	—	—	—	(2,910)
Included in earnings	—	—	—	(1,588)	(1,588)
Included in other comprehensive income (loss)	—	—	1,340	—	1,340
Purchases, issuances, and settlements	29,250	—	—	—	29,250
Transfers in and/or out of Level 3		—	—	—	—

Balance at December 31, 2009	26,340	250	17,766	—	44,356
Total gains and losses (realized/unrealized)	—	—	—	—	—
Included in earnings	—	—	—	—	—
Cumulative effect of change in accounting principle (1)	(26,340)	—	—	—	(26,340)
Included in other comprehensive income	—	—	3,340	—	3,340
Purchases, issuances, and settlements	—	(250)	—	—	(250)
Transfers in and/or out of Level 3	—	—	—	—	—

Balance at December 31, 2010	$—	—	21,106	—	21,106

(1)	Retained interests in notes receivable sold was eliminated upon a change in accounting principle. For further information, see Note 5 to these audited consolidated financial statements.

The $1.6 million equity securities loss for the year ended December 31, 2009 represents an other-than-temporary impairment associated with a decline in value related to an equity investment in an unrelated financial institution.

The valuation techniques and the inputs used in our financial statements to measure the fair value of our recurring financial instruments are described below.

The fair values of agency bonds, municipal bonds, taxable bonds, mortgage-backed and real estate mortgage conduit securities (“REMICS”) are estimated using independent pricing sources and matrix pricing. Matrix pricing uses a market approach valuation technique and Level 2 valuation inputs as quoted market prices are not available for the specific securities that BankAtlantic owns. The independent pricing sources value these securities using observable market inputs including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads and other reference data in the secondary institutional market which is the principal market for these types of assets. To validate fair values obtained from the pricing sources, BankAtlantic reviews fair value estimates obtained from brokers, investment advisors and others to determine the reasonableness of the fair values obtained from independent pricing sources. BankAtlantic reviews any price that it determines may not be reasonable and requires the pricing sources to explain the differences in fair value or reevaluate its fair value.

Other bonds and equity securities are generally fair valued using the market approach and quoted market prices (Level 1) or matrix pricing (Level 2 or Level 3) with inputs obtained from independent pricing sources, if available. Also non-binding broker quotes are obtained to validate fair values obtained from matrix pricing. However, certain equity and debt securities in which observable market inputs cannot be obtained are valued either using the income approach and pricing models that we have developed or based on observable market data that we adjust based on our judgment of the factors we believe a market participant would use to value the securities (Level 3).

The fair value of foreign currency put options was obtained using the market approach and quoted market prices using Level 1 inputs.

The estimated fair value of the Company’s investment in Benihana’s Convertible Preferred Stock was assessed using the income approach with Level 3 inputs by discounting future cash flows at a market discount rate combined with the fair value of the shares of Benihana’s Common Stock that BFC would receive upon conversion of its shares of Benihana Convertible Preferred Stock.

The following tables present major categories of assets measured at fair value on a non-recurring basis as of December 31, 2010 and 2009 (in thousands):

	Fair Value Measurements Using
Description	December 31, 2010	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Impairments
Loans measured for impairment using the fair value of the underlying collateral	$395,333	—	—	395,333	$146,521
Impairment of real estate owned	26,359	—	—	26,359	6,830
Impairment of assets held for sale	13,878	—	—	13,878	4,469
Impairment of real estate inventory	5,435	—	—	5,435	2,604

Total	$441,005	—	—	441,005	$160,424

(1)	Total impairments represent the amount of loss recognized during the year ended December 31, 2010 on assets that were measured at fair value as of December 31, 2010

The following table presents major categories of assets measured at fair value on a non-recurring basis as of December 31, 2009 (in thousands):

	Fair Value Measurements Using
Description	December 31, 2009	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Impairments (1)
Loans measured for impairment using the fair value of the collateral	$259,392	—	—	259,392	$189,193
Impaired real estate owned	16,980	—	—	16,980	4,124
Impaired real estate inventory	145,586	—	—	145,586	106,632
Impaired properties and equipment	14,260	—	—	14,260	6,450
Impaired goodwill	—	—	—	—	10,542
Investment in Bluegreen	—	—	—	—	31,181

Total	$436,218	—	—	436,218	$348,122

(1)	Total impairments is defined as the amount of loss recognized during the year on assets that were measured at fair value as of the end of the year.

Loans Measured for Impairment

Impaired loans are generally valued based on the fair value of the underlying collateral. Third party appraisals are primarily used to assist in non-homogenous impaired loans. These appraisals generally use the market or income approach valuation technique and use market observable data to formulate an opinion of the fair value of the loan’s collateral. However, the appraiser uses professional judgment in determining the fair value of the collateral or properties and BankAtlantic may also adjust these values for changes in market conditions subsequent to the appraisal date. When current appraisals are not available for certain loans, BankAtlantic uses judgment on market conditions to adjust the most current appraisal. The sales prices may reflect prices of sales contracts not closed and the amount of time required to sell out the real estate project may be derived from current appraisals of similar projects. As a consequence, the calculation of the fair value of the collateral uses Level 3 inputs. Third party brokered price options or an automated valuation service are generally use to measure the fair value of the collateral for impaired homogenous loans in the establishment of specific reserves or charge-downs when these loans become 120 days delinquent. These third party valuations from real estate professionals also use Level 3 inputs in the determination of the fair values.

Impairment of Real Estate, Assets Held for Sale and Properties and Equipment

Real estate inventory and other long-lived real estate assets are evaluated for impairment in accordance with the accounting guidance for the impairment or disposal of long-lived assets. In accordance with this accounting guidance, long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to estimated future undiscounted cash flows expected to be generated by the asset, or by using appraisals of the related assets. Using estimated future undiscounted cash flows or appraisals requires significant judgment and opinions in developing estimates. Real estate and assets held for sale may also be valued using third party offers to purchase the property, discounted cash flows or broker price opinions. Appraisals generally use the market approach valuation technique and use observable market data to formulate an opinion of the fair value of the properties. However, the appraisers or brokers use professional judgments in determining the fair value of the properties, and we may also adjust these values for changes in market conditions subsequent to the valuation date. As a consequence of using appraisals, discounted cash flows, broker price opinions, purchase offers and adjustments to appraisals, the fair values of the properties use Level 3 inputs in the determination of fair value.

Impaired Goodwill

BankAtlantic Bancorp used discounted cash flow valuation techniques in determining the fair value of its reporting units in the test of goodwill for impairment. This method requires assumptions for expected cash flows and applicable discount rates. The aggregate fair value of all reporting units derived from the above valuation methodology was compared to BankAtlantic Bancorp’s market capitalization adjusted for a control premium in order to determine the reasonableness of the financial model output. A control premium represents the value an investor would pay above minority interest transaction prices in order to obtain a controlling interest in the respective company. BankAtlantic Bancorp used financial projections over a period of time considered necessary to achieve a steady state of cash flows for each reporting unit. The primary assumptions in the projections were anticipated loan, tax certificates and securities growth, interest rates and revenue growth. The discount rates were estimated based on the Capital Asset Pricing Model, which considers the risk-free interest rate, market risk premium, beta, and unsystematic risk and size premium adjustments specific to a particular reporting unit. The estimated fair value of a reporting unit is highly sensitive to changes in the discount rate and terminal value assumptions and, accordingly, minor changes in these assumptions could impact significantly the fair value assigned to a reporting unit. Future potential changes in these assumptions may impact the estimated fair value of a reporting unit and cause the fair value of the reporting unit to be below its carrying value. As a result of the significant judgments used in determining the fair value of the reporting units, the fair values of the reporting units use Level 3 inputs in the determination of fair value.

Financial Disclosures about Fair Value of Financial Instruments

The following table presents information for financial instruments at December 31, 2010 and 2009 (in thousands):

	December 31, 2010		December 31, 2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$178,868	178,868	189,728	189,728
Interest bearing deposits in other banks	455,538	455,538	126,352	126,352
Restricted cash	62,249	62,249	24,020	24,020
Securities available for sale	465,020	465,020	346,375	346,375
Investment securities	2,033	2,033	9,654	9,654
Tax certificates	89,789	90,738	110,991	112,472
Federal Home Loan Bank stock	43,557	43,557	48,751	48,751
Retained interest in notes receivable sold	—	—	26,340	26,340
Loans receivable including loans held for sale, net	3,039,486	2,689,890	3,683,441	3,381,796
Notes receivable	574,969	623,000	279,645	279,645

Financial liabilities:
Deposits	$3,891,190	3,893,807	3,948,818	3,950,840
Advances from FHLB	170,000	170,038	282,012	282,912
Securities sold under agreements to repurchase and other short term borrowings	22,764	22,764	27,271	27,271
Receivable-backed notes payable	569,214	560,728	237,416	237,416
Notes and mortgage notes payable and other borrowings	239,571	224,866	395,361	392,047
Mortgage payables and liabilities associated with assets held for sale	—	—	74,749	74,749
Junior subordinated debentures	461,568	220,080	447,211	170,598

Management has made estimates of fair value that it believes to be reasonable. However, because there is no active market for many of these financial instruments and management has derived the fair value of the majority of these financial instruments using the income approach technique with Level 3 unobservable inputs, there is no assurance that the Company or its subsidiaries would receive the estimated value upon sale or disposition of the asset or pay the estimated value upon disposition of the liability in advance of its scheduled maturity. Management estimates used in its net present value financial models rely on assumptions and judgments regarding issues where the outcome is unknown and actual results or values may differ significantly from these estimates. These fair value estimates do not consider the tax effect that would be associated with the disposition of the assets or liabilities at their fair value estimates.

Interest bearing deposits in other banks include $45.6 million of certificates of deposits guaranteed by the FDIC with maturities of less than one year. Due to the FDIC guarantee and the short maturity of these certificates of deposit, the fair value of these deposits approximates the carrying value.

The fair value of tax certificates was calculated using the income approach with Level 3 inputs. The fair value is based on discounted expected cash flows using discount rates that take into account the risk of the cash flows of tax certificates relative to alternative investments.

The fair value of FHLB stock is its carrying amount.

Fair values are estimated for loan portfolios with similar financial characteristics. Loans are segregated by category, and each loan category is further segmented into fixed and adjustable rate interest terms and by performing and non-performing categories.

The fair value of performing loans is calculated by using an income approach with Level 3 inputs. The fair value of performing loans is estimated by discounting forecasted cash flows through the estimated maturity using estimated market discount rates that reflect the interest rate risk inherent in the loan portfolio. The estimate of average maturity is based on BankAtlantic’s historical experience with prepayments for each loan classification, modified as required, by an estimate of the effect of current economic and lending conditions. Management assigns a credit risk premium and an illiquidity adjustment to these loans based on risk grades and delinquency status.

The estimated fair value of Bluegreen notes receivable is based on estimated future cash flows considering contractual payments and estimates of prepayments and defaults, discounted at a market rate (the rate at which similar loans with similar maturities would be made to borrowers with similar credit risk).

Bluegreen’s retained interests in VOI notes receivable sold were carried at fair value as of December 31, 2009. See Note 13 to these audited consolidated financial statements for additional information on the methods and assumptions used to estimate the fair value of these financial instruments.

As permitted by applicable accounting guidance, the fair value of deposits with no stated maturity, such as non-interest bearing demand deposits, savings and NOW accounts, and money market and checking accounts, is shown in the above table at book value. The fair value of certificates of deposit is based on an income approach with Level 3 inputs. The fair value is calculated by the discounted value of contractual cash flows with the discount rate estimated using current rates offered by BankAtlantic for similar remaining maturities.

The fair value of short-term borrowings is calculated using the income approach with Level 2 inputs. Contractual cash flows are discounted based on current interest rates. The carrying value of these borrowings approximates fair value as maturities are generally less than thirty days.

The fair value of FHLB advances was calculated using the income approach with Level 2 inputs. The fair value was based on discounted cash flows using rates offered for debt with comparable terms to maturity and issuer credit standing.

The estimated fair values of notes and mortgage notes payable and other borrowings, including receivable-backed notes payable, were based upon current rates and spreads a party would pay to obtain similar borrowings. In addition, the fair value of BankAtlantic’s mortgage-backed bond for the year ended December 31, 2009 was based on discounted values of contractual cash flows at a market discount rate. The mortgage-backed bond was repaid in full during the year ended December 31, 2010.

In determining the fair value of BankAtlantic Bancorp’s junior subordinated debentures, BankAtlantic Bancorp used NASDAQ price quotes available with respect to its $67.5 million of publicly traded trust preferred securities related to its junior subordinated debentures (“public debentures”). However, $254.9 million of the outstanding trust preferred securities related to its junior subordinated debentures are not traded, but are privately held in pools (“private debentures”) and with no liquidity or readily determinable source for valuation. BankAtlantic Bancorp has deferred the payment of interest with respect to all of its junior subordinated debentures as permitted by the terms of these securities. Based on the deferral status and the lack of liquidity and ability of a holder to actively sell such private debentures, the fair value of these private debentures may be subject to a greater discount to par and have a lower fair value than indicated by the public debenture price quotes. However, due to their private nature and the lack of a trading market, fair value of the private debentures was not readily determinable at December 31, 2010 and 2009, and as a practical alternative, BankAtlantic Bancorp used the NASDAQ price quotes of the public debentures to value its remaining outstanding junior subordinated debentures whether privately held or publicly traded.

The estimated fair value of Woodbridge’s and Bluegreen’s junior subordinated debentures as of December 31, 2010 and 2009 were based on the discounted value of contractual cash flows at a market discount rate or market price quotes from the over-the-counter bond market.

The carrying amount and fair values of BankAtlantic’s commitments to extend credit, standby letters of credit, financial guarantees and forward commitments are not significant. See Note 27 to these audited consolidated financial statements for the contractual amounts of BankAtlantic’s financial instrument commitments.

Derivatives

Commitments to originate residential loans held for sale and to sell residential loans are derivatives. The fair value of these derivatives was not included in the Company’s financial statements as the amount was not considered significant. These derivatives relate to a loan origination program with an independent mortgage company where the mortgage company purchases the originated loans from BankAtlantic generally within fourteen days after the funding date at a price negotiated quarterly for all loans sold during the quarter.

Included in the proceeds received from the February 2007 sale of Ryan Beck to Stifel were warrants to acquire 722,586 shares of Stifel common stock at $24.00 per share. During the year ended December 31, 2008, all of the Stifel warrants were sold for a gain of $3.7 million. BankAtlantic Bancorp received gross proceeds of $14.4 million from the sale of the warrants.

Depending on market conditions, BankAtlantic may write call options on purchased agency securities (“covered calls”). Included in the consolidated statement of operations in Financial Services securities activities - net during the years ended December 31, 2008 was covered call transaction gains of $0.4 million. BankAtlantic Bancorp had no call options outstanding as of December 31, 2010 and 2009.

During 2010, BankAtlantic expanded its cruise ship automated teller machine (“ATM”) operations and began dispensing foreign currency from certain ATMs on cruise ships. BankAtlantic purchased foreign currency put options as an economic hedge for the foreign currency in its cruise ship ATMs. The foreign currency put options are valued based on market quotes, which is a level 1 input. Included in securities available for sale as of December 31, 2010 was $24,000 of foreign currency put options. Included in the Consolidated Statement of Operations in Financial Services securities activities, net during the years ended December 31, 2010 was foreign currency put option losses of $0.1 million.